J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

J.P. MORGAN ACCESS MULTI-STRATEGY FUND II

277 Park Avenue

New York, New York 10172

August 3, 2021

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re: J.P. Morgan Access Multi-Strategy Fund, L.L.C. and J.P. Morgan Access Multi-Strategy Fund II (the “Funds”)
File Nos. 811-21552 and 811-22575, respectively

Ladies and Gentlemen:

On behalf of the Funds, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, I hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement for the Funds which includes a proposal for approval of a new investment management agreement for each Fund. Please call me at (212) 648-0152 with any comments or questions you may have on the preliminary proxy statement.

Very truly yours,

/s/ Anthony Geron
Assistant Secretary